Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Bad debt reserve	$ 26	$ 30
Vacation accrual	909	315
Remeasurement expense nonqualified stock options	1,767	1,137
Amortization of deferred finance costs	3,082	1,822
Acquisition costs	197	229
Bonus accrual		483
State tax deferral	1,373	1,041
Stock option compensation		690
Deferred revenue	91	1,284
State tax credits	566	386
Estimated liability for appeals	1,260	366
Other	82	559
Deferred tax assets, gross	9,353	8,342
Valuation allowance	(351)	(148)
Deferred tax assets, net	9,002	8,194
Deferred tax liabilities:
Identifiable intangible assets	(13,007)	(14,307)
Book versus tax depreciation	(3,446)	(3,029)
Amortization of deferred finance costs		(135)
Other	(22)	(22)
Deferred tax liabilities	(16,475)	(17,493)
Net deferred tax liabilities	$ (7,473)	$ (9,299)